General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 14,397	$ 12,054
PSUs		9,517	140
Total salaries and benefits		23,914	12,194
Depreciation		1,057	972
Donations		2,610	2,141
Professional fees		8,559	3,938
Other		10,078	10,377
General and administrative before equity settled stock based compensation		46,218	29,622
Total equity settled stock based compensation		5,432	5,051
Total general and administrative	[1]	51,650	34,673
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation		2,401	3,037
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation		$ 3,031	$ 2,014

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 5,432 $ 5,051